Expense Example, No Redemption - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Hedged Equity Fund - Class I
Expense Example, No Redemption:
1 Year	$ 56
3 Years	442
Fidelity Advisor Hedged Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	427
Fidelity Advisor Hedged Equity Fund - Class C
Expense Example, No Redemption:
1 Year	158
3 Years	748
Fidelity Advisor Hedged Equity Fund - Class M
Expense Example, No Redemption:
1 Year	453
3 Years	925
Fidelity Advisor Hedged Equity Fund - Class A
Expense Example, No Redemption:
1 Year	652
3 Years	$ 1,065